Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of segment information

	Six Months Ended June 30, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	5,056	—	5,056	37,795	42,851	114,511	—	157,362
Interest income	523	2	525	—	525	145	361	1,031
Equity in earnings of equity investees, net of tax	40	—	40	—	40	42,926	—	42,966
Segment operating (loss)/profit	(69,961)	(62,341)	(132,302)	4,707	(127,595)	44,663	(14,307)	(97,239)
Interest expense	—	—	—	—	—	—	242	242
Income tax expense/(credit)	109	(1,492)	(1,383)	571	(812)	265	2,406	1,859
Net (loss)/income attributable to the Company	(69,911)	(60,699)	(130,610)	3,650	(126,960)	41,263	(16,700)	(102,397)
Depreciation/amortization	3,198	67	3,265	—	3,265	160	97	3,522
Additions to non-current assets (other than financial instruments and deferred tax assets)	10,183	466	10,649	—	10,649	632	66	11,347

	June 30, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	143,099	7,751	150,850	24,942	175,792	215,563	881,534	1,272,889
Property, plant and equipment	27,160	853	28,013	—	28,013	713	442	29,168
Right-of-use assets	4,455	1,284	5,739	—	5,739	2,686	1,098	9,523
Leasehold land	13,092	—	13,092	—	13,092	—	—	13,092
Goodwill	—	—	—	—	—	3,332	—	3,332
Other intangible asset	—	—	—	—	—	194	—	194
Investments in equity investees	426	—	426	—	426	117,890	—	118,316

	Six Months Ended June 30, 2020
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	7,747	—	7,747	8,645	16,392	90,373	—	106,765
Interest income	114	—	114	—	114	71	1,732	1,917
Equity in earnings of equity investees, net of tax	68	—	68	—	68	30,298	—	30,366
Segment operating (loss)/profit	(53,454)	(19,923)	(73,377)	5,048	(68,329)	32,300	(9,674)	(45,703)
Interest expense	—	—	—	—	—	—	511	511
Income tax expense	167	145	312	—	312	156	1,564	2,032
Net (loss)/income attributable to the Company	(53,590)	(20,018)	(73,608)	5,035	(68,573)	30,438	(11,559)	(49,694)
Depreciation/amortization	2,629	58	2,687	—	2,687	141	95	2,923
Additions to non-current assets (other than financial instruments and deferred tax assets)	4,241	21	4,262	—	4,262	140	13	4,415

	December 31, 2020
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	127,637	9,957	137,594	5,728	143,322	231,234	349,562	724,118
Property, plant and equipment	22,554	454	23,008	—	23,008	688	474	24,170
Right-of-use assets	2,782	1,375	4,157	—	4,157	2,582	1,277	8,016
Leasehold land	13,121	—	13,121	—	13,121	—	—	13,121
Goodwill	—	—	—	—	—	3,307	—	3,307
Other intangible asset	—	—	—	—	—	227	—	227
Investments in equity investees	385	—	385	—	385	139,120	—	139,505

Schedule of reconciliation of segment operating loss to net loss

	Six Months Ended June 30,
	2021	2020

	(in US$’000)
Segment operating loss	(97,239)	(45,703)
Interest expense	(242)	(511)
Income tax expense	(1,859)	(2,032)
Net loss	(99,340)	(48,246)